Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment	$ 6,760,222
Market price per share (in Dollars per share)	$ 1.29
Goodwill	$ 6,326,250	$ 6,326,250	$ 6,326,250